Derivative financial instruments	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Derivative financial instruments [Text Block]
9.	Derivative financial instruments

At April 30, 2014 and January 31, 2014, the Company had derivative financial instruments associated with convertible promissory notes (Notes 11 (iii) and (v)).

As a result of the application of ASC 815, the Company has recorded these derivative financial instruments for the three months ended April 30, 2014 and for the year ended January 31, 2014 at their fair value as follows:

	April 30,	January 31,
	2014	2014
Derivative financial instruments, beginning of the period	$241,618	$-
Fair values at commitment dates	-	428,876
Fair value mark to market adjustments	26,982	(9,358)
Reclassification of fair value to additional paid-in capital upon extinguishment of host contract	-	(177,900)

Derivative financial instruments, end of the period	$268,600	$241,618

The Company determined fair value of the derivative financial instruments at April 30, 2014 and January 31, 2014 based on the following weighted average management assumptions:

	April 30,	January 31,
	2014	2014
Risk-free interest rate	0.19%	0.34%
Expected life (years)	1.15	1.78
Expected volatility (1)	165.49%	132.09%
Stock price	$0.14	$0.08
Dividend yields	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

During the year ended January 31, 2014, the Company repaid a promissory note which contained a derivative financial instrument and this derivative financial instrument was extinguished.

12. Derivative financial instruments

During the year ended January 31, 2014, the Company had derivative financial instruments associated with convertible promissory notes (Notes 11 (iii), (iv) and (vi)).

As a result of the application of ASC 815, the Company has recorded these derivative financial instruments at their fair value as follows:

Derivative financial instruments, January 31, 2013	$-
Fair values at commitment dates	428,876
Fair value mark to market adjustments	(9,358)
Reclassification of fair value to additional paid-in capital upon extinguishment of host contract	(177,900)

Derivative financial instruments, January 31, 2014	$241,618

On the commitment date of the related convertible promissory notes, the Company recorded a debt discount to the extent of the gross proceeds of the promissory note, and immediately expensed the remaining derivative value as a derivative expense on the consolidated statement of comprehensive loss. During the year ended January 31, 2014, the Company recorded derivative expenses of $170,500 (2013: $Nil) in respect of the excess of the fair value of derivative financial instruments at the commitment date over consideration received under the corresponding host contracts.

The Company determined fair value of the derivative financial instruments at January 31, 2014 and as at the commitment dates, and the extinguishment date based on the following weighted average management assumptions:

	January 31,	Extinguishment	Commitment
	2014	date	date
Risk-free interest rate	0.34%	0.08%	0.27%
Expected life (years)	1.78	0.76	1.73
Expected volatility (1)	132.09%	137.74%	157.41%
Stock price at date of issuance	$0.08	$0.53	$0.51
Dividend yields	0.00%	0.00%	0.00%

(1) As the Company has insufficient historical data on which to estimate expected future share price volatility, the Company estimated expected share price volatility based on the historical share price volatility of comparable entities.

During the year ended January 31, 2014, the Company repaid a promissory note which contained a derivative financial instrument and this derivative financial instrument was extinguished. Upon extinguishment, the fair value of the derivative financial instrument of $177,900 was recorded as a credit to additional paid in capital.